(LOSS)/EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Basic and Diluted Loss Earnings Per Share

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)
(Loss)/Earnings:
(Loss)/Earnings attributable to ordinary equity holders of the Company	(27,993)	1,949	293

Number of Shares:
Weighted average number of common shares for basic and diluted loss per share:
Basic and diluted	40,488,634	40,948,082	40,948,082

(Loss)/Earnings per share:
Basic and diluted	(0.69)	0.05	0.01